Supplementary Data (Unaudited)	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Supplementary Data (Unaudited)

(22) Supplementary Data (Unaudited)

Supplemental financial information (unaudited) by quarter is as follows for the years ended January 2, 2016 and December 27, 2014:

	2015				2014
	4Q	3Q	2Q	1Q	4Q	3Q	2Q	1Q
Net revenue	$359,532	$426,286	$329,009	$175,139	$294,040	$348,136	$292,410	$136,019
Operating income (loss)	67,990	83,357	42,300	(59,006)	23,307	47,749	33,922	(35,019)
Income (loss) from continuing operations	46,106	34,106	(434)	(79,837)	4,753	28,110	13,832	(53,048)
Net income (loss)	47,706	34,163	324	(79,837)	4,468	28,117	14,201	(53,068)